Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2014
Property Plant and Equipment [Abstract]:
Schedule of Vessels, Net [Table Text Block]

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	2,960,999	(773,611)	2,187,388
Depreciation	-	(49,420)	(49,420)
Vessel acquisitions and other vessels' costs	19,840	-	19,840
Disposals	(11,250)	2,124	(9,126)
Balance, June 30, 2014	2,969,589	(820,907)	2,148,682